-----------------------------
                                                OMB APPROVAL
                                      -----------------------------
                                       OMB Number:        3235-0006
                                       Expires:   February 28, 1997
                                       Estimated average burden
                                       hours per response ....24.60
                                       ----------------------------

                                          -------------------------
                                                SEC USE ONLY
                                          -------------------------


                                          -------------------------

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                             FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 1998.

-----------------------------------------------------------------------
Check here if Amendment [ X ]; Amendment Number: Two
                                                 -----
This Amendment (Check only one.):  [ X ] is a restatement.
                                   [    ] adds new holdings entries.
-----------------------------------------------------------------------
                        Richard L. Grubman
-----------------------------------------------------------------------
Name of Institutional Investment Manager
      c/o Highfields Capital Management LP, 200 Clarendon Street,
      51st Floor, Boston, MA  02117
-----------------------------------------------------------------------
Business Address        (Street)        (City)      (State)    (Zip)
   Richard L. Grubman         617-850-7500          Managing Member of
                                                    the General Partner
-----------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This
Report.

                                  ATTENTION
-----------------------------------------------------------------------
     Intentional misstatements or omissions of facts constitute Federal
                             Criminal Violations.
                 See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 23rd day of March, 1999.

                                          Richard L. Grubman
                             ------------------------------------------
                            (Name of Institutional Investment Manager)

                             BY: Kenneth H. Colburn

                                     /s/ Kenneth H. Colburn1
                             ------------------------------------------
                            (Manual Signature of Person Duly Authorized
                                       to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.: 3  Name:              13F File No.: 3
-----------------  -------------    -----------------  -------------
1.                                  6.
-----------------  -------------    -----------------  -------------
2.                                  7.
-----------------  -------------    -----------------  -------------
3.                                  8.
-----------------  -------------    -----------------  -------------
4.                                  9.
-----------------  -------------    -----------------  -------------
5.                                 10.
-----------------  -------------    -----------------  -------------

                                                        SEC 1685 (5/91)

                                      -----------------------------
                                                OMB APPROVAL
                                      -----------------------------
                                       OMB Number:        3235-0006
                                       Expires:   February 28, 1997
                                       Estimated average burden
                                       hours per response ....24.60
                                       ----------------------------

                                          -------------------------
                                                SEC USE ONLY
                                          -------------------------


                                          -------------------------

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                             FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 1998.

-----------------------------------------------------------------------
Check here if Amendment [ X ]; Amendment Number: Two
                                                 -----
This Amendment (Check only one.):  [ X ] is a restatement.
                                   [    ] adds new holdings entries.
-----------------------------------------------------------------------
                        Jonathon S. Jacobson
-----------------------------------------------------------------------
Name of Institutional Investment Manager                               1
      c/o Highfields Capital Management LP, 200 Clarendon Street,
      51st Floor, Boston, MA  02117
-----------------------------------------------------------------------
Business Address        (Street)        (City)      (State)    (Zip)   2
   Jonathon S. Jacobson         617-850-7500         Managing Member of
                                                    the General Partner
-----------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This
Report.

                                  ATTENTION
-----------------------------------------------------------------------
     Intentional misstatements or omissions of facts constitute Federal
                             Criminal Violations.
                 See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 23rd day of March, 1999.

                                          Jonathon S. Jacobson
                             ------------------------------------------
                            (Name of Institutional Investment Manager)

                                 By: Kenneth H. Colburn

                                     /s/ Kenneth H. Colburn 1
                             ------------------------------------------
                            (Manual Signature of Person Duly Authorized
                                       to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.: 3  Name:              13F File No.: 3
-----------------  -------------    -----------------  -------------
1.                                  6.
-----------------  -------------    -----------------  -------------
2.                                  7.
-----------------  -------------    -----------------  -------------
3.                                  8.
-----------------  -------------    -----------------  -------------
4.                                  9.
-----------------  -------------    -----------------  -------------
5.                                 10.
-----------------  -------------    -----------------  -------------

                                                        SEC 1685 (5/91)

     Mr. Jonathon S. Jacobson shares investment discretion with Mr. Richard L. Grubman and Highfields Capital Management LP with respect to certain securities. Please refer to the Form 13F filing for Mr. Grubman for said securities.


=======================================================================
          FORM 13F


Page 3 of 3          Name of Reporting Manager    Richard L. Grubman
                                               ------------------------

=======================================================================


    Item 1:                          Item 2:  Title of         Item 3:
Name of Issuer                       Class                      CUSIP
                                                               Number
=======================================================================
-----------------------------------------------------------------------
AMERICAN BKRS INS. GRP, INC.           COM                     024456105
-----------------------------------------------------------------------
AMOCO CORP                            COM                     031905102
-----------------------------------------------------------------------
AXOGEN LTD UNITS                       COM                     054614201
-----------------------------------------------------------------------
BALLYS TOTAL FITNESS HLDG CORP         COM                     05873K108
-----------------------------------------------------------------------
BANKERS TRUST CORP                     COM                     066365107
-----------------------------------------------------------------------
CARRIER ACCESS CORP                    COM                     144460102
-----------------------------------------------------------------------
CBT GROUP                              COM                     124853300
-----------------------------------------------------------------------
CAMPBELL RESOURCES                     COM                     134422104
-----------------------------------------------------------------------
CHEMFIRST INC                          COM                     16361A106
-----------------------------------------------------------------------
CRESTAR FINANCIAL                      COM                     226091106
-----------------------------------------------------------------------
MACK CALI REALTY GRP                   COM                     554489104
-----------------------------------------------------------------------
CITY INVESTING CO. LIQUID TRUST        COM                     177900107
-----------------------------------------------------------------------
CRW FINANCIAL                          COM                     126276104
-----------------------------------------------------------------------
CVS CORP COM                           COM                     126650100
-----------------------------------------------------------------------
DATA TRANSMISSION                      COM                     238017107
-----------------------------------------------------------------------
EASTERN ENVIRONMENTAL SERVICES         COM                     276369105
-----------------------------------------------------------------------
















    Item 1:                          Item 2:  Title of         Item 3:
Name of Issuer                       Class                      CUSIP
                                                               Number
=======================================================================
-----------------------------------------------------------------------
EL PASO ELECTRIC CO                   COM                      283677854
-----------------------------------------------------------------------
EIDOS PLC                             COM                      282485101
-----------------------------------------------------------------------
FIRST BRANDS CORP COM                 COM                      319356101
-----------------------------------------------------------------------
GENERAL MTRS CORP                     COM                      370442105
-----------------------------------------------------------------------
GENERAL MOTORS "H" CLASS              COM                      370442832
-----------------------------------------------------------------------
GRAND CASINOS INC COM                 COM                      385269105
-----------------------------------------------------------------------
GOLDEN STATE BANCRP WARRANT           COM                      381197136
-----------------------------------------------------------------------
HBO & CO                              COM                      404100109
-----------------------------------------------------------------------
HILTON HOTELS CORP                    COM                      432848109
-----------------------------------------------------------------------
IXC COMMUNICATIONS                    COM                      450713102
-----------------------------------------------------------------------
INTELLIGENT POLYMERS                  COM                      45815V200
-----------------------------------------------------------------------
ST JOE COMPANY                        COM                      790148100
-----------------------------------------------------------------------
J RAY MCDERMOTT                       COM                      P64658100
-----------------------------------------------------------------------
LIGAND PHARMACEUTICALS WARRANTS       COM                      53220K116
-----------------------------------------------------------------------
LASER MORTGAGE MANAGEMENT             COM                      51806D100
-----------------------------------------------------------------------















    Item 1:                          Item 2:  Title of         Item 3:
Name of Issuer                       Class                      CUSIP
                                                               Number
=======================================================================
-----------------------------------------------------------------------
LIMITED                               COM                      532716107
-----------------------------------------------------------------------
LUCAS VARITY PLC ADR                  COM                      549395101
-----------------------------------------------------------------------
MEDPARTNERS INC                       COM                      58503X107
-----------------------------------------------------------------------
MCDERMOTT INTL INC                    COM                      580037109
-----------------------------------------------------------------------
MONY GROUP                            COM                      615337102
-----------------------------------------------------------------------
MOBIL                                 COM                      607059102
-----------------------------------------------------------------------
MORGAN STANLEY & DEAN WITTER          COM                      617446448
-----------------------------------------------------------------------
NATL AUSTRALIA BK 7.875% SERIES UNIT  COM                      632525309
-----------------------------------------------------------------------
NORTHROP GRUMMAN                      COM                      666807102
-----------------------------------------------------------------------
PICTURETEL CORP                       COM                      720035302
-----------------------------------------------------------------------
PHILLIPS ELECTRONICS NV - ADR         COM                      500472105
-----------------------------------------------------------------------
PIXAR                                 COM                      725811103
-----------------------------------------------------------------------
RUBBERMAID                            COM                      781088109
-----------------------------------------------------------------------
READERS DIGEST ASSOCIATION            COM                      755267101
-----------------------------------------------------------------------
REYNOLDS METALS COMPANY               COM                      761763101
-----------------------------------------------------------------------
SHELL TRANSPORT & TRADING             COM                      822703609
-----------------------------------------------------------------------















    Item 1:                          Item 2:  Title of         Item 3:
Name of Issuer                       Class                      CUSIP
                                                               Number
=======================================================================
-----------------------------------------------------------------------
SOUTHTRUST                            COM                      844730101
-----------------------------------------------------------------------
PANAMSAT CORP                         COM                      697933109
-----------------------------------------------------------------------
SOURCE MEDIA INC                      COM                      836153304
-----------------------------------------------------------------------
TELE COMMUNICATIONS INC CLASS A       COM                      87924V101
-----------------------------------------------------------------------
TELESPECTRUM WORLD WIDE INC           COM                      87951U109
-----------------------------------------------------------------------
TORCHMARK CORP                        COM                      891027104
-----------------------------------------------------------------------
UNION CAMP CORP                       COM                      905530101
-----------------------------------------------------------------------
US CELLULAR CORP                      COM                      911684108
-----------------------------------------------------------------------
VALUEVISION INTL INC CLASS A          COM                      92047K107
-----------------------------------------------------------------------
WADDELL & REED FINANCIAL              COM                      930059100
-----------------------------------------------------------------------
WADDELL & REED CLASS B                COM                      930059209
-----------------------------------------------------------------------
WASTE MANAGEMENT INC                  COM                      94106L109
-----------------------------------------------------------------------
WESTCORP                              COM                      957907108
-----------------------------------------------------------------------











                                         Item 6:
                                  Investment Discretion
                       ------------------------------------------------
                                  (a)       (b)       (c)      Item 7:
                   Item 5:        Sole    Shared-   Shared-   Managers
Item 4: Fair      Shares or              As Def.    Other    See Instr.
Market Value      Principal           in Instr. V                V
                   Amount
=======================================================================
-----------------------------------------------------------------------
     4,728,656          97,750                          x
-----------------------------------------------------------------------
   104,561,324       1,663,400                          x
-----------------------------------------------------------------------
    19,833,000         300,500                          x
-----------------------------------------------------------------------
    22,644,956         910,350                          x
-----------------------------------------------------------------------
    13,242,813         155,000                          x
-----------------------------------------------------------------------
     2,403,738          69,800                          x
-----------------------------------------------------------------------
     1,707,650         114,800                          x
-----------------------------------------------------------------------
       262,125       1,120,000                          x
-----------------------------------------------------------------------
     5,016,500         254,000                          x
-----------------------------------------------------------------------
     2,232,000          31,000                          x
-----------------------------------------------------------------------
     3,263,488         105,700                          x
-----------------------------------------------------------------------
       751,966         586,900                          x
-----------------------------------------------------------------------
        45,900           6,800                          x
-----------------------------------------------------------------------
    63,739,500       1,158,900                          x
-----------------------------------------------------------------------
    12,364,275         428,200                          x
-----------------------------------------------------------------------
     1,273,875          43,000                          x
-----------------------------------------------------------------------










                                         Item 6:
                                  Investment Discretion
                       ------------------------------------------------
                                  (a)       (b)       (c)      Item 7:
                   Item 5:        Sole    Shared-   Shared-   Managers
Item 4: Fair      Shares or              As Def.    Other    See Instr.
Market Value      Principal           in Instr. V                V
                   Amount
=======================================================================
-----------------------------------------------------------------------
    34,328,875       3,923,300                          x
-----------------------------------------------------------------------
     1,606,250         100,000                          x
-----------------------------------------------------------------------
    15,775,000         400,000                          x
-----------------------------------------------------------------------
    40,633,188         567,800                          x
-----------------------------------------------------------------------
     6,028,531         151,900                          x
-----------------------------------------------------------------------
    18,619,538       2,309,400                          x
-----------------------------------------------------------------------
     2,732,938         599,000                          x
-----------------------------------------------------------------------
    11,475,000         400,000                          x
-----------------------------------------------------------------------
    17,752,208         928,220                          x
-----------------------------------------------------------------------
    25,944,714         771,590                          x
-----------------------------------------------------------------------
     4,200,000         150,000                          x
-----------------------------------------------------------------------
    39,248,438       1,674,600                          x
-----------------------------------------------------------------------
    23,508,875         962,000                          x
-----------------------------------------------------------------------
     1,065,175         198,172                          x
-----------------------------------------------------------------------
    17,812,706       3,275,900                          x
-----------------------------------------------------------------------










                                         Item 6:
                                  Investment Discretion
                       ------------------------------------------------
                                  (a)       (b)       (c)      Item 7:
                   Item 5:        Sole    Shared-   Shared-   Managers
Item 4: Fair      Shares or              As Def.    Other    See Instr.
Market Value      Principal           in Instr. V                V
                   Amount
=======================================================================
-----------------------------------------------------------------------
    16,831,338         577,900                          x
-----------------------------------------------------------------------
    11,205,750         334,500                          x
-----------------------------------------------------------------------
     6,096,825       1,161,300                          x
-----------------------------------------------------------------------
    21,018,938         851,400                          x
-----------------------------------------------------------------------
     9,011,738         287,800                          x
-----------------------------------------------------------------------
    90,435,750       1,038,000                          x
-----------------------------------------------------------------------
    19,283,600         271,600                          x
-----------------------------------------------------------------------
     6,968,750         250,000                          x
-----------------------------------------------------------------------
    27,056,250         370,000                          x
-----------------------------------------------------------------------
     3,878,275         585,400                          x
-----------------------------------------------------------------------
    98,519,156       1,455,500                          x
-----------------------------------------------------------------------
     1,669,500          47,700                          x
-----------------------------------------------------------------------
     6,287,500         200,000                          x
-----------------------------------------------------------------------
    33,380,994       1,325,300                          x
-----------------------------------------------------------------------
    85,928,044       1,630,900                          x
-----------------------------------------------------------------------
    19,635,000         528,000                          x
-----------------------------------------------------------------------










                                         Item 6:
                                  Investment Discretion
                       ------------------------------------------------
                                  (a)       (b)       (c)      Item 7:
                   Item 5:        Sole    Shared-   Shared-   Managers
Item 4: Fair      Shares or              As Def.    Other    See Instr.
Market Value      Principal           in Instr. V                V
                   Amount
=======================================================================
-----------------------------------------------------------------------
     1,082,269          29,300                          x
-----------------------------------------------------------------------
     2,129,881          54,700                          x
-----------------------------------------------------------------------
     3,666,688         203,000                          x
-----------------------------------------------------------------------
   143,264,906       2,590,100                          x
-----------------------------------------------------------------------
    17,078,656       1,740,500                          x
-----------------------------------------------------------------------
    3,531,250          100,000                          x
-----------------------------------------------------------------------
   46,625,025          694,600                          x
-----------------------------------------------------------------------
    3,283,200           86,400                          x
-----------------------------------------------------------------------
    1,126,406          160,200                          x
-----------------------------------------------------------------------
    4,488,497          189,488                          x
-----------------------------------------------------------------------
   26,839,521        1,154,388                          x
-----------------------------------------------------------------------
    9,318,239          199,855                          x
-----------------------------------------------------------------------
    1,624,763          234,200                          x
-----------------------------------------------------------------------
1,240,069,911 Total









         Item 8:
    Voting Authority
        (Shares)
-------------------------


  (a)      (b)      (c)
  Sole   Shared    None

=========================
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------









         Item 8:
    Voting Authority
        (Shares)
-------------------------


  (a)      (b)      (c)
  Sole   Shared    None

=========================
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------









         Item 8:
    Voting Authority
        (Shares)
-------------------------


  (a)      (b)      (c)
  Sole   Shared    None

=========================
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------









         Item 8:
    Voting Authority
        (Shares)
-------------------------


  (a)      (b)      (c)
  Sole   Shared    None

=========================
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------
            x
-------------------------





Note 1


                  RESOLUTION OF THE MANAGING MEMBERS

                         AUTHORIZATION TO SIGN
                           REGULATORY REPORTS

          The undersigned, being the Managing Members of Highfields
Associates LLC and Highfields GP LLC , the general partner of Highfields
Capital Management LP, each a Delaware limited liability company (the
"Companies"), recognizing the need for the prompt preparation and execution of reports required by various regulatory authorities, do hereby adopt the following resolution and consent to the actions to be taken thereby:

          RESOLVED, that Kenneth H. Colburn ("Colburn") is authorized to sign on behalf of the Companies all reports, applications, filings and correspondence in connection with reporting requirements ("Regulatory
Reports") of any and all federal regulatory authorities, including the Commodity Futures Trading Commission, the Securities and Exchange
Commission and the Interstate Commerce Commission, and of any and all foreign, state, United States territorial and local regulatory authorities. Regulatory reports do not include any documents specifically required to be signed by one or both of the Managing
Members or a chief executive officer of the Companies, or agreements, consents or authorizations to act on behalf of the Companies. However, Colburn is authorized to sign any resolution or consent appearing on any Regulatory Report with respect to appointing the signatory thereof.



                                      /s/ Jonathon S. Jacobson
                                      ---------------------------
                                      Jonathon S. Jacobson
                                      Managing Member



                                      /s/ Richard L. Grubman
                                      ---------------------------
                                      Richard L. Grubman
                                      Managing Member

                                      Date:  March 19, 1999






Continued on next page





